Financial risk management and derivative financial instruments - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Nov. 30, 2023 EUR (€)
Disclosure of financial risk management [line items]
Change in value of hedged item used as basis for recognising hedge ineffectiveness	$ (7)	$ 15	$ (6)
Funds held in foreign countries where repatriation is restricted	$ 22	$ 56
Cash flow leverage ratio	2.34	2.09		2.34
Ratio between the hedged item and the hedging instrument	1			1
Currency swaps [member]
Disclosure of financial risk management [line items]
Other fair value elements of currency swaps	$ (28)	$ (3)
Currency swaps [member] | Carrying Amounts [Member]
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount	$ (102)	$ (2)
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 500
Interest rate	2.125%			2.125%
EUR500m 1.625% bonds 2024 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 500
Interest rate	1.625%			1.625%
EUR750m 3.625% bonds 2031 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €					€ 750
Interest rate					3.625%
EUR600m 4.375% bonds 2029 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 600	€ 750	€ 600
Interest rate	4.375%			4.375%		4.375%
Revolving Credit Facilities [Member]
Disclosure of financial risk management [line items]
Interest margin payable	0.60%			0.60%
Interest rate risk [member]
Disclosure of financial risk management [line items]
Interest rate on deposits	1.00%			1.00%
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings	The Group’s policy requires a minimum of 50% fixed rate debt.
Fixed Interest rate borrowings	100.00%	100.00%		100.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted	$ 2	$ 30
Number of financial covenants	two